B3 Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2022
Expenses by nature [abstract]
Summary of Expenses by Nature

Expenses by nature
	2022	2021	2020
Goods and services	147,023	119,787	120,102
Employee remuneration	89,191	77,462	74,645
Amortizations and depreciations	10,142	8,458	7,978
Impairments, obsolescence allowances and revaluation	4,383	1,456	3,082
Inventory increase, net	(7,738)	(5,565)	(44)
Additions to capitalized development	(1,720)	(962)	(817)
Expenses charged to cost of sales and operating expenses	241,281	200,636	204,946

Summary of Restructuring Charges by Function

Restructuring charges by function
	2022	2021	2020
Cost of sales	195	273	725
R&D expenses	54	137	411
Selling and administrative expenses	150	139	170
Total restructuring charges	399	549	1,306